Long-term investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 USD ($)
Long-term investments
Impairment losses on long-term investments	¥ 22,240,082	$ 3,046,879	¥ 46,771,435	¥ 26,865,733
Underlying equities in net assets			¥ 1,303,096
Proportionate net assets	¥ 20,936,986						$ 2,868,355
Jiangxi Ruijing
Long-term investments
Equity interest acquired (in percentage)						15.00%
Payments to acquire cost method investment						¥ 225,000,000
Jiangxi Ruijing | Acquired equity interest through nominee arrangement
Long-term investments
Equity interest acquired (in percentage)						15.00%
Private entities
Long-term investments
Payments to acquire equity interest					¥ 315,000,000
Equity interest acquired (in percentage)					45.00%